Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 18:-	SUBSEQUENT EVENT

In January 2022, the Company announced that it has entered into a definitive agreement to acquire Lichtenau, Germany-based Tesoma. Tesoma is recognized for its high-quality engineering and the performance of its textile curing solutions. The acquisition is expected to be completed on or before April 1, 2022, following the satisfactory completion of business transition and integration plans.